DEBT - ABL Facility (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 26, 2014	Apr. 08, 2014	Dec. 10, 2014	Sep. 07, 2012	Mar. 17, 2014
ABL Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 325,000,000	$ 275,000,000
Line of credit facility, sub-limit borrowings	100,000,000
Line of credit facility, maximum sub-limit increments	25,000,000
Fixed charge ratio minimum over four fiscal quarters to qualify for step-down	1.75
Line of credit facility, unused commitment fee, threshold	25.00%
Line of credit covenant, fixed charge coverage ratio required	1
Line of credit covenant, fixed charge coverage ratio, threshold percent	10.00%
Line of credit covenant, fixed charge coverage ratio, threshold	25,000,000
ABL Facility | Line of Credit | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
ABL Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt covenant, pro forma interest coverage ratio					2.00
Debt covenant, pro forma total leverage ratio					6.50
Debt covenant, first lien leverage ratio					3.75
ABL Facility | Book Value of Eligible Accounts Receivable
Debt Instrument [Line Items]
Borrower restrictions for advances under credit facility	85.00%
ABL Facility | Lesser of the Lower of Cost or Marker Value of Eligible Inventory
Debt Instrument [Line Items]
Borrower restrictions for advances under credit facility	70.00%
ABL Facility | Appraised Net Orderly Liquidation Value of Eligible Inventory
Debt Instrument [Line Items]
Borrower restrictions for advances under credit facility	85.00%
ABL Facility | Swingline Loans
Debt Instrument [Line Items]
Line of credit facility, sub-limit borrowings	30,000,000
ABL Facility | Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, sub-limit borrowings	45,000,000
ABL Facility | Alternate Base Rate (ABR)
Debt Instrument [Line Items]
Interest rate in effect at end of period	3.75%
ABL Facility | Eurodollar
Debt Instrument [Line Items]
Interest rate in effect at end of period	1.69%
ABL Facility | Category 1 | Revolving Credit Facility | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.25%
ABL Facility | Category 1 | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.25%
ABL Facility | Category 2
Debt Instrument [Line Items]
Line of credit facility, interest rate, step-down	0.25%
ABL Facility | Category 2 | Revolving Credit Facility | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
ABL Facility | Category 2 | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.50%
ABL Facility | Category 3 | Revolving Credit Facility | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.75%
ABL Facility | Category 3 | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
ABL Facility | Maximum
Debt Instrument [Line Items]
Line of credit facility, unused capacity, commitment fee percentage	0.375%
ABL Facility | Maximum | Category 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	177,300,000.0
ABL Facility | Maximum | Category 3
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	88,600,000.0
ABL Facility | Minimum
Debt Instrument [Line Items]
Line of credit facility, unused capacity, commitment fee percentage	0.25%
ABL Facility | Minimum | Category 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	177,300,000.0
ABL Facility | Minimum | Category 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 88,600,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, interest rate, decrease		0.25%
Revolving Credit Facility | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.50%